Financial Instruments	12 Months Ended
Dec. 31, 2017
Disclosure Of Financial Instruments [Abstract]
Financial Instruments

16. Financial instruments

Fair value of financial assets and liabilities

The fair value of the financial assets and liabilities is included at the amount at which an instrument could be exchanged in a current transaction between willing parties, other than in a forced liquidation or sale.

The following methods and assumptions were used to estimate the fair values:

Cash, cash equivalents, short-term deposits, other receivables, trade payables and other payables approximate their carrying amounts largely due to the short-term maturities of these instruments.

Market Risk

Market risk arises from our exposure to fluctuation in interest rates and currency exchange rates. These risks are managed by maintaining an appropriate mix of cash deposits in the two main currencies we operate in, placed with a variety of financial institutions for varying periods according to expected liquidity requirements.

16. Financial instruments (continued)

Interest Rate Risk

As of December 31, 2017, we had cash and cash equivalents of £86.7 million. As of December 31, 2016, we had cash and cash equivalents of £20.0 million. Our exposure to interest rate sensitivity is impacted primarily by changes in the underlying U.K. bank interest rates. Our surplus cash and cash equivalents are invested in interest-bearing accounts and certificates of deposit from time to time which earn interest at fixed or variable rates based on the terms agreed for each account. We have not entered into investments for trading or speculative purposes.

Financial assets subject to fixed or variable interest rates are as follows:

	2017	2016
	(in thousands)
	Carrying amount	Carrying amount
	£	£
Financial assets at fixed rates
Cash and cash equivalents	51,745	5,000
Financial assets at variable rates
Cash and cash equivalents	13,708	14,433

An increase in the U.K. bank interest rates by 0.5 percentage points would increase the net annual interest income applicable to the cash and cash equivalents by £327,261 (2016: £97,165).

Currency Risk

Our functional currency is the U.K. pound sterling, and our transactions are commonly denominated in that currency. However, we incur a portion of expenses in other currencies, primarily U.S. dollars, and are exposed to the effects of this exchange rate. Since mid-2016, there has been significantly increased volatility in the exchange rate between the pound sterling and the U.S. dollar and an overall weakening of the pound sterling related to Britain’s exit from the European Union. Although we are based in the United Kingdom, we source our active pharmaceutical ingredient, or API, and other raw materials and our research and development, manufacturing, consulting and other services worldwide, including from the United States, the European Union and India.

Any weakening of the pound sterling against the currencies of such other jurisdictions makes the purchase of such goods and services more expensive for us. We seek to minimize this exposure by maintaining currency cash balances at levels appropriate to meet foreseeable short to mid-term expenses in these other currencies. We do not use forward exchange contracts to manage exchange rate exposure.

Financial assets and liabilities in foreign currencies are as follows:

	2017	2016
	(in thousands)
	Carrying amount	Carrying amount
	£	£
Financial assets
Prepayments, accrued income and other receivables	2,656	3,068
Current income tax receivable	18	54
Cash and cash equivalents	72,645	251

Financial liabilities
Trade payables	148	126
Payroll taxes and social security	3	—
Accrued expenditure	468	167

16. Financial instruments (continued)

A 1% increase in exchange rates would reduce the carrying value of net financial assets and liabilities in foreign currencies by £747,004 (2016: £30,807).

Credit risk

We actively manage our cash and cash equivalents across a number of banks and have deposits with different maturity dates. The Company monitors the credit rating of those banks.